INVESTMENTS - Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Equity in income (loss) from AB	$ 0	$ 3	$ 8
Gross investment income (loss)	92	91	89
Investment expenses	(5)	(3)	(3)
Net investment income (loss)	87	88	86
Alliance Bernstein
Net Investment Income [Line Items]
Equity in income (loss) from AB	0	3	8
Fixed maturities
Net Investment Income [Line Items]
Investment income	88	83	74
Mortgage loans on real estate
Net Investment Income [Line Items]
Investment income	1	1	1
Other equity investments
Net Investment Income [Line Items]
Other Investment Income (Loss), Gross	(2)	1	3
Policy loans
Net Investment Income [Line Items]
Investment income	4	3	3
Other investment income
Net Investment Income [Line Items]
Investment income	$ 1	$ 0	$ 0